Note 6 - Furniture and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
6
)
FURNITURE AND
EQUIPMENT:

Furniture and equipment consists of the following as of
December 31:

	2018	2017

Machinery and equipment	$16,089	$14,764
Office furniture	52,820	51,186
	68,909	65,950
Less: accumulated depreciation	50,338	40,214

Furniture and equipment, net	$18,571	$25,736